Consolidated Statements of Cashflows - Cash and Cash Equivalents - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents consist of:
Cash	$ 30,984	$ 24,535
Cash equivalents	52,420	65,968
Cash and cash equivalents, end of the year	$ 83,404	$ 90,503